Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The components of intangible assets other than goodwill at December 31 were as follows:

	2018			2017
Description	Carrying Amount, Gross	Accumulated Amortization	Carrying Amount, Net	Carrying Amount, Gross	Accumulated Amortization	Carrying Amount, Net
Finite-lived intangible assets:
Marketed products	$2,077.2	$(1,069.0)	$1,008.2	$4,528.8	$(3,251.3)	$1,277.5
Other	89.5	(29.7)	59.8	117.1	(40.2)	76.9
Other intangibles	$2,166.7	$(1,098.7)	$1,068.0	$4,645.9	$(3,291.5)	$1,354.4

Finite-lived Intangible Assets Amortization Expense	Amortization expense related to finite-lived intangible assets was as follows:

	2018	2017	2016
Amortization expense	$361.3	$462.2	$517.2

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated amortization expense for each of the next five years associated with our finite-lived intangible assets as of December 31, 2018 is as follows:

	2019	2020	2021	2022	2023
Estimated amortization expense	$145.4	$144.0	$141.6	$133.8	$122.6